Investment properties (Tables)	12 Months Ended
Jun. 30, 2022
Investment properties
Schedule of investment property

£’000
At 1 July 2020
Cost	32,193
Accumulated depreciation and impairment	(11,366)
Net book amount	20,827
Year ended 30 June 2021
Opening net book amount	20,827
Depreciation charge	(274)
Closing net book amount	20,553
At 30 June 2021
Cost	32,193
Accumulated depreciation and impairment	(11,640)
Net book amount	20,553
Year ended 30 June 2022
Opening net book amount	20,553
Depreciation charge	(280)
Closing net book amount	20,273
At 30 June 2022
Cost	32,193
Accumulated depreciation and impairment	(11,920)
Net book amount	20,273

(i)	Other amounts recognized in profit or loss for investment properties

Schedule of other amounts recognized in profit or loss for investment properties

	2022	2021
	£’000	£’000
Rental revenue	2,240	2,216
Direct operating expenses from properties, all of which generated rental revenue	294	761